Loss per share attributed to ordinary equity holders of the parent	12 Months Ended
Dec. 31, 2020
Loss per share attributed to ordinary equity holders of the parent
Loss per share attributed to ordinary equity holders of the parent

9.    Loss per share attributed to ordinary equity holders of the parent

The calculation of the basic loss per share amounts is based on the loss for the Successor periods attributable to ordinary equity holders of the parent, and the weighted average number of ordinary shares of 131,356,980 in issue during the Successor periods.

The Group had no potentially dilutive ordinary shares in issue during the Successor periods ended 31 December 2020 and 2019, respectively.

The calculations of basic and diluted loss per share are based on:

		Period from 19
	Year ended 31	December to 31
	December	December 2019
	2020	(Restated)
	Successor (NFH)
Loss
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted loss per share calculation	(505,570)	(236,497)

Shares
Weighted average number of ordinary shares in issue during the period used in the basic and diluted loss per share calculation	131,356,980	131,356,980